Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended												12 Months Ended									1 Months Ended							1 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended					3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 affiliate	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2009 Commodity Trading and Milling	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2009 Sugar	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Democratic Republic of Congo	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Lesotho	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Maximum	Dec. 31, 2009 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria asset	Jan. 02, 2009 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Maximum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Zambia	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Maximum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Haiti	Oct. 30, 2010 Poultry business	Dec. 31, 2011 Bakery business	Jul. 31, 2010 Bakery business	Dec. 31, 2011 Grain and commodity trading businesses Australia	Oct. 30, 2010 Grain and commodity trading businesses Australia	Dec. 31, 2011 Grain and commodity trading businesses North Carolina	Dec. 31, 2011 Grain and commodity trading businesses Peru	Jan. 28, 2012 PSI International North Carolina	Apr. 03, 2010 PSI International North Carolina	Dec. 31, 2010 PSI International North Carolina	Jul. 02, 2011 PSI International North Carolina	Dec. 31, 2011 PSI International North Carolina Line-of-credit	Dec. 31, 2011 Sugar related businesses Argentina business	Dec. 31, 2011 Sugar related businesses Argentina Minimum	Dec. 31, 2011 Sugar related businesses Argentina Maximum	Dec. 31, 2010 Butterball, LLC Y	Oct. 01, 2011 Butterball, LLC	Dec. 31, 2011 Butterball, LLC	Dec. 06, 2010 Butterball, LLC	Dec. 31, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2011 Butterball, LLC Subordinated loan	Dec. 06, 2010 Butterball, LLC Subordinated loan Y	Dec. 31, 2011 Butterball, LLC Detachable warrants	Dec. 06, 2010 Butterball, LLC Detachable warrants	Oct. 01, 2011 Butterball, LLC Term loan	Dec. 31, 2011 Butterball, LLC Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership													50.00%	50.00%	35.00%	49.00%			25.00%	48.00%	49.00%	40.00%	25.00%	50.00%	23.00%	50.00%			25.00%		50.00%	50.00%							46.00%	50.00%
Number of businesses																																						2
Notes receivable from affiliate	$ 110,903,000	$ 90,109,000																																											$ 90,109,000	$ 100,693,000	$ 89,414,000				$ 10,210,000
Purchase price																										16,988,000		21,477,000		5,000,000				7,650,000										177,500,000
Percentage ownership acquired																												50.00%		25.00%				50.00%										50.00%
Percentage of interest held by Murphy Brown, LLC reacquired by Maxwell Group																																												49.00%
Percentage of ownership interest continued to be owned by the Maxwell Group																																												50.00%
Investee's intangible assets for trade name																																											111,000,000
Goodwill	40,628,000	40,628,000
Investee's intangible assets for goodwill																																											60,265,000
Loan provided to affiliate																																													100,000,000					13,037,000
Maturity period of unsecured subordinated loan provided (in years)																																															7
Interest rate on loan provided (as a percent)																																															15.00%				12.00%
Percentage of interest payable in cash																																															5.00%
Percentage of pay-in-kind interest																																															10.00%
Cash fee received as consideration for unsecured subordinated loan provided																																													2,000,000
Additional equity interest that can be acquired upon exercise of warrants (as a percent)																																																5.00%
Economic interest (as a percent)																																																52.50%
Investments in and advances to affiliates	364,840,000	331,322,000		160,402,000	160,402,000	140,696,000		3,177,000	2,957,000		201,261,000	187,669,000																																					10,586,000
Cash syndication fee																																									4,525,000
Percentage of net syndication fee initially recognized as income																																									47.50%
Amortization period of remaining net syndication fee (in years)																																									5
Additional investment or capital contribution																										10,500,000																5,598,000
Estimated project cost																											60,500,000
Payments to acquire equity method investment																																		6,000,000	990,000	660,000
Payment to increase ownership interest in affiliate																																	3,660,000
Capacity provided by Seaboard																																					35,000,000
Reference rate																																					Prime
Spread over reference rate (as a percent)																																					1.00%
Commitment fee on unused portion (as a percent)																																					0.50%
Ownership after increase (as a percent)																																	70.00%
Carrying value after write downs in prior years																		0
Number of asset sales																	2
Number of entities discontinuing operations			1
Proportionate share of income from affiliates	26,621,000	20,965,000	20,158,000	5,080,000	13,450,000	20,983,000	19,128,000	440,000	980,000	1,030,000	12,731,000	(998,000)					2,323,000
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value				11,125,000	11,125,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					1,750,714,000	1,117,440,000	1,051,621,000	12,880,000	20,132,000	22,293,000	1,375,751,000	83,409,000
Net income					33,058,000	47,594,000	45,867,000	950,000	2,064,000	2,169,000	24,250,000	(1,901,000)
Total assets				864,802,000	864,802,000	581,755,000	412,849,000	10,743,000	10,248,000	11,544,000	819,618,000	725,464,000
Total liabilities				480,328,000	480,328,000	250,076,000	215,146,000	3,851,000	3,791,000	6,265,000	428,361,000	360,673,000
Total equity				384,474,000	384,474,000	331,679,000	197,703,000	6,892,000	6,457,000	5,279,000	391,257,000	364,791,000
Receivable from affiliate																																					$ 30,096,000